PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in property, plant and equipment
Opening net book value	$ 224,416
Closing net book value	211,719	$ 224,416
Cost
Changes in property, plant and equipment
Opening net book value	246,886	8,684
Additions	21,339	14,642
Transfers from construction		223,163
Change in site closure provision (note 15)	(2,079)	665
Disposals	5
Derecognition of leased assets	(117)	(215)
Due to changes in exchange rates	29	(53)
Closing net book value	266,053	246,886
Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(22,470)	(1,049)
Disposals	(5)
Depletion and depreciation	31,921	21,647
Derecognition of leased assets	(52)	(215)
Due to changes in exchange rates		(11)
Closing net book value	(54,334)	(22,470)
Producing mineral property
Changes in property, plant and equipment
Opening net book value	106,112
Closing net book value	104,414	106,112
Producing mineral property | Cost
Changes in property, plant and equipment
Opening net book value	115,753
Additions	12,705	6,616
Transfers from construction		127,002
Reclassification of capitalized interest		(19,020)
Change in site closure provision (note 15)	(559)	1,155
Closing net book value	127,899	115,753
Producing mineral property | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(9,641)
Depletion and depreciation	13,844	9,641
Closing net book value	(23,485)	(9,641)
Buildings
Changes in property, plant and equipment
Opening net book value	65,722
Closing net book value	55,326	65,722
Buildings | Cost
Changes in property, plant and equipment
Opening net book value	72,008	66
Additions	141	1,788
Transfers from construction		58,869
Reclassification of capitalized interest		11,585
Change in site closure provision (note 15)	(927)	(300)
Closing net book value	71,222	72,008
Buildings | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(6,286)	(6)
Depletion and depreciation	9,610	6,280
Closing net book value	(15,896)	(6,286)
Machinery and equipment
Changes in property, plant and equipment
Opening net book value	47,454
Closing net book value	42,377	47,454
Machinery and equipment | Cost
Changes in property, plant and equipment
Opening net book value	52,345	5,238
Additions	2,305	3,272
Transfers from construction		36,684
Reclassification of capitalized interest		7,341
Change in site closure provision (note 15)	(593)	(190)
Disposals	5
Closing net book value	54,052	52,345
Machinery and equipment | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(4,891)	(350)
Disposals	(5)
Depletion and depreciation	6,789	4,541
Closing net book value	(11,675)	(4,891)
Other assets
Changes in property, plant and equipment
Opening net book value	1,915
Closing net book value	2,182	1,915
Other assets | Cost
Changes in property, plant and equipment
Opening net book value	2,620	1,261
Additions	823	666
Transfers from construction		608
Reclassification of capitalized interest		94
Due to changes in exchange rates	7	(9)
Closing net book value	3,450	2,620
Other assets | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(705)	(288)
Depletion and depreciation	563	421
Due to changes in exchange rates		(4)
Closing net book value	(1,268)	(705)
Other right of use assets
Changes in property, plant and equipment
Opening net book value	3,213
Closing net book value	2,539	3,213
Other right of use assets | Cost
Changes in property, plant and equipment
Opening net book value	4,160	2,119
Additions	484	2,300
Derecognition of leased assets	(117)	(215)
Due to changes in exchange rates	22	(44)
Closing net book value	4,549	4,160
Other right of use assets | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(947)	(405)
Depletion and depreciation	1,115	764
Derecognition of leased assets	(52)	(215)
Due to changes in exchange rates		(7)
Closing net book value	(2,010)	$ (947)
Construction in progress
Changes in property, plant and equipment
Closing net book value	4,881
Construction in progress | Cost
Changes in property, plant and equipment
Additions	4,881
Closing net book value	$ 4,881